Financial instruments: fair value measurement and sensitivity analysis of market risk	12 Months Ended
Dec. 31, 2021
Disclosure of Financial instruments: fair value measurement and sensitivity analysis of market risk [abstract]
Disclosure of Financial instruments: fair value measurement and sensitivity analysis of market risk [text block]
26 Financial instruments: fair value measurement and sensitivity analysis of market risk
Financial instruments by category
The following tables present Equinor's classes of financial instruments and their carrying amounts by the categories as they are
defined in IFRS 9 Financial Instruments: Classification and Measurement.

For financial investments,

the difference between
measurement as defined by IFRS 9 categories and measurement at fair value is immaterial. For trade and other receivables and
payables, and cash and cash equivalents, the carrying amounts are considered a reasonable approximation of fair value. See note 19
Finance debt for fair value information of non-current bonds and bank loans.
See note 2 Significant accounting policies for further information regarding measurement of fair values.
At 31 December 2021 Fair value
through profit
or loss
Non-financial
assets
Total carrying
amount (in USD million) Note Amortised cost
Assets
Non-current derivative financial instruments

1,265 1,265
Non-current financial investments 14 253 3,093 3,346
Prepayments and financial receivables 14 707 380 1,087
Trade and other receivables 16 17,192 736 17,927
Current derivative financial instruments

5,131 5,131
Current financial investments 14 20,946 300 21,246
Cash and cash equivalents 17 11,412 2,714 14,126
Total financial assets 50,510 12,503 1,116 64,128
At 31 December 2020 Fair value
through profit
or loss
Non-financial
assets
Total carrying
amount (in USD million) Note Amortised cost
Assets
Non-current derivative financial instruments

2,476 2,476
Non-current financial investments 14 261 3,822 4,083
Prepayments and financial receivables 1) 14 465 396 861
Trade and other receivables 16 7,418 814 8,232
Current derivative financial instruments

886 886
Current financial investments 14 11,649 216 11,865
Cash and cash equivalents 17 6,264 492 6,757
Total financial assets 26,057 7,892 1,210 35,159
1) The categories Amortised cost and Non-financial assets

has been reclassified under Prepayments and

financial receivables, due to an
incorrect classification of USD 32 million in 2020.
At 31 December 2021
Amortised
cost
Fair value
through
profit or loss
Non-financial
liabilities
Total
carrying
amount (in USD million) Note
Liabilities
Non-current finance debt 19 27,404 27,404
Non-current derivative financial instruments

767 767
Trade, other payables and provisions 22 12,350 1,960 14,310
Current finance debt 19 5,273 5,273
Dividend payable 582 582
Current derivative financial instruments

4,609 4,609
Total financial liabilities 45,609 5,376 1,960 52,945
At 31 December 2020
Amortised
cost
Fair value
through
profit or loss
Non-financial
liabilities
Total
carrying
amount (in USD million) Note
Liabilities
Non-current finance debt 19 29,118 29,118
Non-current derivative financial instruments

676 676
Trade, other payables and provisions 22 7,736 2,774 10,510
Current finance debt 19 4,591 4,591
Dividend payable 357 357
Current derivative financial instruments

1,710 1,710
Total financial liabilities 41,802 2,386 2,774 46,961
Fair value hierarchy
The following table summarises each class of financial instruments which are recognised in the

Consolidated balance sheet at fair
value, split by Equinor's basis for fair value measurement.
(in USD million)
Non-current
financial
investments
Non-current
derivative
financial
instruments
- assets
Current
financial
investments
Current
derivative
financial
instruments
- assets
Cash
equivalents
Non-current
derivative
financial
instruments
- liabilities
Current
derivative
financial
instruments
- liabilities
Net fair
value
At 31 December 2021
Level 1 860 0 - 949 0 (69) 1,740
Level 2 1,840 884 300 4,108 2,714 (762) (4,539) 4,545
Level 3 393 380 74 (4) 843
Total fair value 3,093 1,265 300 5,131 2,714 (767) (4,609) 7,127
At 31 December 2020
Level 1 1,379 - 66 419 - (432) 1,432
Level 2 2,135 2,146 150 443 492 (671) (1,277) 3,418
Level 3 308 330 24 (5) 657
Total fair value 3,822 2,476 216 886 492 (676) (1,710) 5,505
Level 1, fair value based on prices quoted in an active market for identical assets or liabilities,

includes financial instruments actively
traded and for which the values recognised in the Consolidated balance sheet are determined based on observable prices on identical
instruments. For Equinor this category will, in most cases, only be relevant for investments in listed equity securities and government
bonds.
Level 2, fair value based on inputs other than quoted prices included within level 1, which are derived from observable market
transactions, includes Equinor's non-standardised contracts for which fair values are determined on the basis of price inputs from
observable market transactions. This will typically be when Equinor uses forward prices on crude oil, natural gas, interest rates and
foreign currency exchange rates as inputs to the valuation models to determine the fair value of it derivative financial instruments.
Level 3, fair value based on unobservable inputs, includes financial instruments for which fair values are determined on the basis of
input and assumptions that are not from observable market transactions. The fair values presented in this category are mainly based
on internal assumptions. The internal assumptions are only used in the absence of quoted prices from an active market or other
observable price inputs for the financial instruments subject to the valuation.
The fair value of certain earn-out agreements and embedded derivative contracts are determined by the use of valuation techniques
with price inputs from observable market transactions as well as internally generated price assumptions and volume profiles. The
discount rate used in the valuation is a risk-free rate based on the applicable currency and time horizon of the underlying cash flows
adjusted for a credit premium to reflect either Equinor's credit premium, if the value is a liability, or an estimated counterparty credit premium if the value is an asset. In addition, a risk premium for risk elements not adjusted for in the cash flow may be included when
applicable. The fair values of these derivative financial instruments have been classified in their entirety in the third category within
current derivative financial instruments and non-current derivative financial instruments. Another reasonable assumption,

that could
have been applied when determining the fair value of these contracts, would be to extrapolate the last relevant forward prices with
inflation. If Equinor had applied this assumption, the fair value of the contracts included would have increased by approximately USD
0.4

billion at end of 2021, while at end of 2020 the impact was approximately USD
0.1

billion.
The reconciliation of the changes in fair value during 2021 and 2020 for financial instruments classified as level

3 in the hierarchy is
presented in the following table.
(in USD million)
Non-current
financial
investments
Non-current
derivative
financial
instruments -
assets
Current
derivative
financial
instruments -
assets
Non-current
derivative
financial
instruments -
liabilities Total amount
Opening at 1 January 2021 308 330 24 (5) 657
Total gains and losses recognised in statement of income (23) 58 72 1 108
Purchases 119 119
Settlement (7) (20) (27)
Transfer out of level 3 - -
Foreign currency translation effects (3) (8) (2) (13)
Closing at 31 December 2021 394 380 74 (4) 844
Opening at 1 January 2020 277 219 33 (19) 510
Total gains and losses recognised in statement of income (29) 106 19 14 109
Purchases 64 64
Settlement (8) (28) (36)
Transfer to level 1 1 1
Foreign currency translation effects 4 5 - 9
Closing at 31 December 2020 308 330 24 (5) 657
During 2021 the financial instruments within level 3 have had a net increase in fair value of USD 187 million whereof non-current
financial investments contributed with USD 86

million. The USD
108

million recognised in the Consolidated statement of income
during 2021 are mainly related to changes in fair value of certain earn-out agreements where USD 20 million included in the opening
balance for 2021 has been fully realised as the underlying volumes have been delivered during

2021.
Sensitivity analysis of market risk
Commodity price risk
The table below contains the commodity price risk sensitivities of Equinor's commodity based derivatives contracts. For further
information related to the type of commodity risks and how Equinor manages these risks, see note

6 Financial risk and capital
management.
Equinor's assets and liabilities resulting from commodity based derivatives contracts consist of both exchange traded and non-
exchange traded instruments, including embedded derivatives that have been bifurcated and recognised at fair value in the
Consolidated balance sheet.
Price risk sensitivities at the end of 2021 and 2020 at 30 % are assumed to represent a reasonably possible change based on the duration of the derivatives. Since none of the derivative financial instruments included in the table below are part of hedging
relationships, any changes in the fair value would be recognised in the Consolidated statement of income.
Commodity price sensitivity At 31 December
2021 2020
(in USD million) - 30% + 30% - 30% + 30%
Crude oil and refined products net gains/(losses) 735 (735) 1,025 (1,025)
Natural gas, electricity and CO2 net gains/(losses) 227 (141) 184 (94)
Currency risk
The following currency risk sensitivity has been calculated, by assuming an 10% reasonable possible change in the most relevant
foreign currency exchange rates that impact Equinor’s financial accounts, based on balances at 31 December 2021. As of 31
December 2020, a change of 8% in the most relevant foreign currency exchange rates were viewed as a reasonable possible
change. With reference to table below, an increase in the foreign currency exchange rates means that the disclosed currency has strengthened in value against all other currencies. The estimated gains and the estimated losses following from a change in the
foreign currency exchange rates would impact the Consolidated statement of income. For further information related to the currency
risk and how Equinor manages these risks, see note 6 Financial risk and capital management.
Currency risk sensitivity At 31 December
2021 2020
(in USD million) - 10% + 10% - 8% + 8%
USD net gains/(losses) (1,789) 1,789 (319) 319
NOK net gains/(losses) 2,144 (2,144) 322 (322)
Interest rate risk
The following interest rate risk sensitivity has been calculated by assuming a change of 0.8 percentage points as a reasonable
possible change in interest rates at the end of 2021. In 2020, a change of 0.6 percentage points in interest rates was viewed as a
reasonable possible change. A decrease in interest rates will have an estimated positive impact on net financial items in the
Consolidated statement of income, while an increase in interest rates has an estimated negative impact on net financial items in the
Consolidated statement of income. For further information related to the interest risks and how Equinor manages these risks, see note
6 Financial risk and capital management.
Interest risk sensitivity At 31 December
2021
2020
(in USD million)

- 0.8 percentage
points
+ 0.8 percentage
points

- 0.6 percentage
points
+ 0.6 percentage
points
Positive/(negative) impact on net financial items 448 (448) 516 (516)
Equity price risk
The following equity price risk sensitivity has been calculated,

by assuming a 35% reasonable possible change in equity prices that impact Equinor’s financial accounts, based on balances at 31 December 2021. Also at

31 December 2020, a change of 35% in equity
prices were viewed as a reasonable possible change. The estimated gains and the estimated losses following from a change in equity
prices would impact the Consolidated statement of income. For further information related to the equity price risk and how Equinor
manages these risks, see note 6 Financial risk and capital management.
Equity price sensitivity At 31 December
2021
2020
(in USD million) - 35% + 35% - 35% + 35%
Net gains/(losses) (534) 534 (684) 684